Vanguard Explorer Fund

Schedule of Investments (unaudited)
As of January 31, 2020

			Market
			Value
		Shares	($000)
Common Stocks (96.9%)1
Communication Services (3.4%)
*	Live Nation Entertainment Inc.	1,651,768	112,585
	Cinemark Holdings Inc.	3,446,864	108,611
	New York Times Co.	2,022,187	64,730
	Bandwidth Inc. Class A	818,175	58,058
	IAC/InterActiveCorp	146,672	35,728
*	Yelp Inc.	834,380	27,201
*	Take-Two Interactive Software Inc.	202,433	25,231
	Pinterest Inc. Class A	1,008,165	22,210
	National CineMedia Inc.	2,802,770	20,684
	Cargurus Inc.	427,554	15,242
	Zynga Inc.	2,503,014	15,068
*	Electronic Arts Inc.	139,290	15,032
*	Glu Mobile Inc.	1,970,966	11,629
*,^ Match Group Inc.		147,118	11,508
*	Boingo Wireless Inc.	902,091	10,139
	EverQuote Inc. Class A	188,237	6,906
*	TechTarget Inc.	196,482	4,989
*	Liberty TripAdvisor Holdings Inc.	548,572	3,231
^	Gogo Inc.	329,834	1,735
^	Meredith Corp.	55,317	1,662
*	MSG Networks Inc.	56,187	855
			573,034
Consumer Discretionary (13.3%)
*	Burlington Stores Inc.	599,575	130,390
*	MercadoLibre Inc.	171,755	113,874
*	Skechers U.S.A. Inc.	2,875,951	107,532
	Carter's Inc.	875,793	92,895
	Monro Inc.	1,456,914	91,349
*	Under Armour Inc.	4,358,087	78,271
*	Etsy Inc.	1,500,698	73,249
*	Deckers Outdoor Corp.	371,738	70,969
*,^ Carvana Co.		878,390	69,612
*	Skyline Champion Corp.	2,351,579	67,608
	Hyatt Hotels Corp.	794,624	67,178
	Hanesbrands Inc.	4,798,905	66,033
	Acushnet Holdings Corp.	2,087,945	64,664
*	Sally Beauty Holdings Inc.	3,959,757	60,782
	La-Z-Boy Inc.	1,868,338	57,246
	Levi Strauss & Co. Class A	2,618,700	51,431
^	Cheesecake Factory Inc.	1,330,088	51,075
	Domino's Pizza Inc.	168,229	47,399
	Chewy Inc.	1,752,054	46,447
	Wingstop Inc.	496,464	46,057
*,2 Houghton Mifflin Harcourt Co.		7,198,968	39,738
	Aaron's Inc.	653,316	38,781
	Polaris Inc.	405,977	37,285
^	Children's Place Inc.	618,639	36,914
*	Lululemon Athletica Inc.	149,003	35,670

*	frontdoor Inc.	817,361	34,803
	Advance Auto Parts Inc.	240,510	31,687
*	Bright Horizons Family Solutions Inc.	183,988	30,124
	Floor & Decor Holdings Inc. Class A	603,442	29,756
	Core-Mark Holding Co. Inc.	1,268,352	29,730
*	Shutterstock Inc.	670,691	29,061
*,^ Ollie's Bargain Outlet Holdings Inc.		499,208	26,478
*	Planet Fitness Inc.	326,850	26,406
*	Five Below Inc.	228,060	25,821
*	Grand Canyon Education Inc.	329,739	25,812
*	SeaWorld Entertainment Inc.	568,371	19,586
	TopBuild Corp.	169,479	19,407
	PulteGroup Inc.	413,223	18,450
	Wolverine World Wide Inc.	584,051	18,438
*	NVR Inc.	4,747	18,119
*	RH	86,670	18,092
	Rent-A-Center Inc.	556,085	16,199
	H&R Block Inc.	608,416	14,115
^	Farfetch Ltd. Class A	1,101,829	13,442
	Dine Brands Global Inc.	152,180	12,973
	Lithia Motors Inc. Class A	93,232	12,646
	Dave & Buster's Entertainment Inc.	255,353	11,276
*,^ YETI Holdings Inc.		292,345	10,630
*	Fox Factory Holding Corp.	153,429	10,099
	Murphy USA Inc.	86,421	8,830
*	Boot Barn Holdings Inc.	203,824	8,555
	Brinker International Inc.	196,070	8,370
	Kontoor Brands Inc.	204,684	7,807
	Everi Holdings Inc.	478,637	5,983
	Mattel Inc.	401,569	5,875
*	Zumiez Inc.	176,458	5,500
*	Taylor Morrison Home Corp.	205,180	5,310
	Lear Corp.	41,810	5,150
	KB Home	131,324	4,931
*	Helen of Troy Ltd.	22,924	4,334
	Asbury Automotive Group Inc.	42,057	4,056
	Jack in the Box Inc.	49,605	4,055
	Perdoceo Education Corp.	211,058	3,753
	Sleep Number Corp.	67,520	3,483
	Bloomin' Brands Inc.	166,275	3,454
	Gentex Corp.	108,497	3,230
^	Funko Inc.	118,211	1,777
	Rubicon Project Inc.	170,242	1,593
	Vail Resorts Inc.	6,467	1,517
			2,243,162
Consumer Staples (2.1%)
*	Performance Food Group Co.	1,336,035	69,193
	Casey's General Stores Inc.	307,194	49,415
	Nu Skin Enterprises Inc.	1,412,345	46,028
*	BJ's Wholesale Club Holdings Inc.	1,689,610	34,671
	Sanderson Farms Inc.	216,983	29,876
	Calavo Growers Inc.	376,400	28,836
	Nomad Foods Ltd.	1,325,161	26,742
*	Monster Beverage Corp.	370,208	24,656
	Coca-Cola Consolidated Inc.	52,419	14,196
^	B&G Foods Inc.	610,986	9,812
	Medifast Inc.	57,979	5,603

Pilgrim's Pride Corp.	178,805	4,658
John B Sanfilippo & Son Inc.	29,225	2,464
* Herbalife Nutrition Ltd.	34,809	1,352
* Post Holdings Inc.	12,373	1,294
		348,796
Energy (0.9%)
Delek US Holdings Inc.	1,967,669	54,032
Viper Energy Partners LP	1,652,764	36,047
* Apergy Corp.	1,104,002	28,549
Cabot Oil & Gas Corp.	876,691	12,353
Parsley Energy Inc.	638,939	10,632
^ Core Laboratories NV	249,011	8,748
CVR Energy Inc.	119,153	4,124
* Renewable Energy Group Inc.	43,985	1,156
* W&T Offshore Inc.	252,712	1,046
* CONSOL Energy Inc.	91,268	742
		157,429
Financials (6.4%)
* SVB Financial Group	360,566	86,655
Voya Financial Inc.	1,414,100	84,464
MGIC Investment Corp.	5,484,746	75,635
Assurant Inc.	562,139	73,393
Synovus Financial Corp.	1,941,321	67,985
Nasdaq Inc.	567,249	66,062
Sterling Bancorp	3,180,680	63,614
Assured Guaranty Ltd.	1,273,474	58,376
BOK Financial Corp.	734,996	57,991
Redwood Trust Inc.	3,202,290	56,456
Tradeweb Markets Inc. Class A	1,111,333	51,321
LPL Financial Holdings Inc.	486,770	44,846
MarketAxess Holdings Inc.	123,629	43,787
* PRA Group Inc.	960,272	33,955
FirstCash Inc.	357,868	31,124
WisdomTree Investments Inc.	6,067,844	25,546
Palomar Holdings Inc.	380,064	20,314
Primerica Inc.	156,696	18,578
MSCI Inc.	64,818	18,525
Walker & Dunlop Inc.	254,892	16,917
OneMain Holdings Inc	257,573	10,913
* Enova International Inc.	428,183	10,730
CIT Group Inc.	198,167	9,058
^ Health Insurance Innovations Inc.	330,600	7,597
Bank OZK	274,557	7,462
Bank of NT Butterfield & Son Ltd.	207,669	6,899
Essent Group Ltd.	104,911	5,205
NMI Holdings Inc.	152,628	4,872
Universal Insurance Holdings Inc.	184,462	4,490
Erie Indemnity Co.	22,095	3,679
Evercore Inc.	45,925	3,519
Alleghany Corp.	2,225	1,775
Federated Investors Inc. Class B	34,800	1,261
First Financial Bankshares Inc.	32,804	1,099
		1,074,103
Health Care (19.8%)
* ICON plc	1,218,207	205,414
* Insulet Corp.	704,955	136,789

* Penumbra Inc.	531,152	93,196
* Mettler-Toledo International Inc.	116,565	88,261
Encompass Health Corp.	1,134,124	87,362
Hill-Rom Holdings Inc.	774,891	82,518
* Amedisys Inc.	463,642	81,828
* Molina Healthcare Inc.	645,195	79,340
* BioTelemetry Inc.	1,517,138	74,218
* Globus Medical Inc.	1,367,667	71,502
* Omnicell Inc.	855,675	69,549
* LHC Group Inc.	459,036	66,904
* Integra LifeSciences Holdings Corp.	1,213,534	66,793
* Acadia Healthcare Co. Inc.	2,014,308	64,720
STERIS plc	419,775	63,256
* DexCom Inc.	244,310	58,818
* Haemonetics Corp.	525,265	56,408
* ABIOMED Inc.	293,273	54,634
* Syneos Health Inc.	820,432	50,342
* BioMarin Pharmaceutical Inc.	592,410	49,466
* IDEXX Laboratories Inc.	176,028	47,705
iRhythm Technologies Inc.	503,817	43,142
* PRA Health Sciences Inc.	423,065	42,861
Kodiak Sciences Inc.	699,808	42,737
Merit Medical Systems Inc.	1,165,832	42,460
* ImmunoGen Inc.	8,461,938	39,983
* MEDNAX Inc.	1,700,703	39,235
* Catalent Inc.	633,879	38,730
ResMed Inc.	227,631	36,186
* Repligen Corp.	351,866	35,324
* HealthEquity Inc.	532,607	35,184
Y-mAbs Therapeutics Inc.	1,047,600	34,560
Apellis Pharmaceuticals Inc.	791,900	32,555
* NuVasive Inc.	408,241	31,484
* Pacira BioSciences Inc.	708,943	30,641
Theravance Biopharma Inc.	1,039,168	28,972
Cooper Cos. Inc.	82,155	28,499
* Hologic Inc.	521,781	27,926
Cerner Corp.	376,389	27,036
Deciphera Pharmaceuticals Inc.	427,740	26,789
* Arena Pharmaceuticals Inc.	584,300	26,697
* Premier Inc.	766,880	26,664
Chemed Corp.	56,970	26,607
Tricida Inc.	732,055	25,812
* Charles River Laboratories International Inc.	164,502	25,429
Novocure Ltd.	299,431	24,392
* Ultragenyx Pharmaceutical Inc.	463,290	24,346
* Quidel Corp.	316,804	24,331
* Avanos Medical Inc.	850,800	23,431
* Tandem Diabetes Care Inc.	307,248	23,363
* Ligand Pharmaceuticals Inc.	263,115	23,104
* HMS Holdings Corp.	822,000	22,457
* Sangamo Therapeutics Inc.	2,895,855	21,227
* CRISPR Therapeutics AG	401,124	20,838
* Agios Pharmaceuticals Inc.	421,593	20,544
Bruker Corp.	414,817	20,521
* Neogen Corp.	302,030	20,318
* Immunomedics Inc.	1,087,748	20,199
* Blueprint Medicines Corp.	317,100	20,120

*	Revance Therapeutics Inc.	895,529	20,033
*	Medpace Holdings Inc.	220,898	18,898
*	Illumina Inc.	64,405	18,682
*	Bluebird Bio Inc.	234,000	18,647
*	Heron Therapeutics Inc.	889,111	18,547
*	Tenet Healthcare Corp.	578,443	18,302
*	Prestige Consumer Healthcare Inc.	429,679	17,428
*	Integer Holdings Corp.	201,559	17,213
*	Axogen Inc.	1,355,597	16,755
*	Esperion Therapeutics Inc.	309,785	16,753
*	Intuitive Surgical Inc.	29,585	16,561
*	Ironwood Pharmaceuticals Inc.	1,363,738	16,474
*	Align Technology Inc.	59,563	15,314
*	Ionis Pharmaceuticals Inc.	260,013	15,164
*	Arrowhead Pharmaceuticals Inc.	346,557	14,524
*	Neurocrine Biosciences Inc.	145,082	14,520
*	Veeva Systems Inc.	94,417	13,842
*	Nevro Corp.	100,231	13,322
*	DBV Technologies SA ADR	1,310,470	12,751
*,^ Viking Therapeutics Inc.		2,010,224	12,624
*	Masimo Corp.	73,256	12,497
*	STAAR Surgical Co.	368,657	12,402
*	Exelixis Inc.	626,731	10,780
*	Horizon Therapeutics plc	296,804	10,237
	PerkinElmer Inc.	110,039	10,176
	Avantor Inc.	534,616	9,874
^	SmileDirectClub Inc.	700,199	9,376
*	Enanta Pharmaceuticals Inc.	176,689	9,107
*	Natera Inc.	242,674	8,496
*	Halozyme Therapeutics Inc.	432,814	8,215
*	Endo International plc	1,427,203	8,092
	Global Blood Therapeutics Inc.	118,882	7,758
	LeMaitre Vascular Inc.	210,803	7,586
	Puma Biotechnology Inc.	911,887	7,167
*	Cytokinetics Inc.	575,993	7,085
	Veracyte Inc.	268,716	7,054
*	Vanda Pharmaceuticals Inc.	549,286	7,003
*	Alkermes plc	327,679	5,705
*	MacroGenics Inc.	591,105	5,468
	US Physical Therapy Inc.	43,797	5,130
*	Biohaven Pharmaceutical Holding Co. Ltd.	105,539	5,118
	Ensign Group Inc.	107,052	4,839
*	Voyager Therapeutics Inc.	409,376	4,515
	Iovance Biotherapeutics Inc.	206,375	4,487
	Bio-Techne Corp.	16,582	3,482
	Mesa Laboratories Inc.	12,702	3,333
^	Clovis Oncology Inc.	387,884	3,216
*	CareDx Inc.	132,003	3,189
	Pennant Group Inc.	120,283	3,175
^	Zynerba Pharmaceuticals Inc.	595,057	2,999
^	Eidos Therapeutics Inc.	55,920	2,979
*	Myriad Genetics Inc.	104,334	2,885
*	Exact Sciences Corp.	29,787	2,779
	Inovalon Holdings Inc.	132,421	2,683
*	BioCryst Pharmaceuticals Inc.	854,416	2,435
*	ICU Medical Inc.	13,316	2,430
	Shockwave Medical Inc.	53,443	2,320

*	FibroGen Inc.	53,154	2,224
	Precision BioSciences Inc.	269,349	2,179
	Lantheus Holdings Inc.	116,110	2,033
*	Spectrum Pharmaceuticals Inc.	773,904	1,958
	Fluidigm Corp.	508,836	1,954
	Jazz Pharmaceuticals plc	12,086	1,733
*	Acorda Therapeutics Inc.	775,332	1,574
*	CytomX Therapeutics Inc.	207,130	1,537
*	Select Medical Holdings Corp.	66,071	1,509
	Silk Road Medical Inc.	31,108	1,448
	Allscripts Healthcare Solutions Inc.	167,460	1,437
	Luminex Corp.	61,241	1,389
	NanoString Technologies Inc.	50,682	1,377
*	Vericel Corp	82,301	1,350
*,^ Novavax Inc.		171,846	1,309
*	Amphastar Pharmaceuticals Inc.	69,074	1,306
*,2 Endologix Inc.		1,055,952	1,056
*	Assertio Therapeutics Inc.	879,479	941
	Dicerna Pharmaceuticals Inc.	14,853	293
	Cyclerion Therapeutics Inc.	73,838	242
			3,335,002
Industrials (19.0%)
*	TriNet Group Inc.	2,332,564	133,096
*	Trex Co. Inc.	1,202,869	118,170
*	Clean Harbors Inc.	1,345,431	110,621
*	Copart Inc.	1,056,280	107,170
	John Bean Technologies Corp.	907,719	102,563
	Fortune Brands Home & Security Inc.	1,378,739	94,733
*	Sensata Technologies Holding plc	1,913,581	90,455
*	Kirby Corp.	1,211,154	88,765
	Advanced Drainage Systems Inc.	2,066,637	85,910
	Rexnord Corp.	2,497,365	81,539
	BWX Technologies Inc.	1,153,425	73,346
	Woodward Inc.	621,938	72,338
	Kennametal Inc.	2,139,652	66,950
*	AerCap Holdings NV	1,168,803	66,166
*	SPX FLOW Inc.	1,476,315	64,574
	EnerSys	890,982	64,115
	IDEX Corp.	377,782	61,900
	AGCO Corp.	838,097	58,784
*	Chart Industries Inc.	893,142	57,143
	GATX Corp.	734,111	55,888
	TransUnion	574,622	52,693
	Enerpac Tool Group Corp. Class A	2,273,269	52,535
*	CoStar Group Inc.	79,840	52,135
	HEICO Corp. Class A	537,119	51,644
	ABM Industries Inc.	1,340,171	51,114
	Watts Water Technologies Inc.	511,428	50,994
*	Middleby Corp.	451,675	50,660
*	Teledyne Technologies Inc.	129,550	47,294
*	Masonite International Corp.	606,210	45,532
*	XPO Logistics Inc.	503,525	44,773
	Verisk Analytics Inc.	268,691	43,654
*	Proto Labs Inc.	416,397	43,097
*	United Rentals Inc.	311,490	42,266
*	RBC Bearings Inc.	266,851	41,498
	Ritchie Bros Auctioneers Inc.	919,707	38,830

^ Cimpress plc	322,984	38,639
Tennant Co.	485,897	37,521
* SiteOne Landscape Supply Inc.	322,645	31,151
* Mercury Systems Inc.	395,524	30,356
Kratos Defense & Security Solutions Inc.	1,438,793	26,387
Heartland Express Inc.	1,370,930	25,623
* Axon Enterprise Inc.	328,637	25,243
* Kornit Digital Ltd.	571,859	23,892
CH Robinson Worldwide Inc.	316,805	22,880
* IHS Markit Ltd.	278,883	21,993
Armstrong World Industries Inc.	207,795	20,848
Spirit AeroSystems Holdings Inc.	313,447	20,474
Allison Transmission Holdings Inc.	453,212	20,032
* Atkore International Group Inc.	485,572	19,277
* MRC Global Inc.	1,696,410	19,102
Matson Inc.	506,593	18,242
* Aerojet Rocketdyne Holdings Inc.	337,981	17,599
EMCOR Group Inc.	213,069	17,508
MasTec Inc.	301,496	17,411
Builders FirstSource Inc.	695,268	17,239
Forward Air Corp.	260,914	17,077
L3Harris Technologies Inc.	75,350	16,677
Rockwell Automation Inc.	84,841	16,261
* Generac Holdings Inc.	156,419	16,203
JB Hunt Transport Services Inc.	133,953	14,458
Korn Ferry	346,178	14,186
Huntington Ingalls Industries Inc.	52,525	13,709
Acuity Brands Inc.	115,415	13,604
Albany International Corp.	192,104	13,403
Westinghouse Air Brake Technologies Corp.	179,759	13,277
Landstar System Inc.	119,279	13,210
Robert Half International Inc.	221,931	12,910
* Meritor Inc.	571,820	12,529
* HD Supply Holdings Inc.	295,554	12,041
Tetra Tech Inc.	135,197	11,573
GMS Inc.	407,409	10,886
Terex Corp.	423,043	10,724
MSC Industrial Direct Co. Inc. Class A	157,405	10,715
* AeroVironment Inc.	145,686	9,704
JetBlue Airways Corp.	451,449	8,952
MSA Safety Inc.	62,380	8,459
American Woodmark Corp.	75,118	8,237
KAR Auction Services Inc.	349,791	7,353
Barrett Business Services Inc.	77,419	6,413
* TrueBlue Inc.	282,708	6,194
Simpson Manufacturing Co. Inc.	71,537	5,914
Rush Enterprises Inc.	136,052	5,850
Kimball International Inc.	309,189	5,807
* Herc Holdings Inc.	141,197	5,665
Hillenbrand Inc.	182,304	5,292
ArcBest Corp.	215,405	4,806
FTI Consulting Inc.	36,626	4,397
Covanta Holding Corp.	269,125	4,032
* Avis Budget Group Inc.	110,237	3,616
Triumph Group Inc.	158,988	3,248
Herman Miller Inc.	79,804	3,084
Hubbell Inc.	19,476	2,790

	Universal Forest Products Inc.	56,560	2,709
	Foundation Building Materials Inc.	126,620	2,258
	HEICO Corp.	17,720	2,169
	Mobile Mini Inc.	42,397	1,770
	Steelcase Inc.	90,453	1,683
	Alaska Air Group Inc.	21,539	1,391
	Exponent Inc.	16,392	1,193
	SPX Corp.	22,130	1,086
	Kaman Corp.	17,301	1,068
	Allegiant Travel Co.	4,000	672
			3,203,617
Information Technology (24.3%)
*	Five9 Inc.	1,976,314	141,761
*,2 Cardtronics plc		2,797,772	125,900
*	Fortinet Inc.	1,087,814	125,490
*	Cornerstone OnDemand Inc.	2,090,821	122,940
*	DocuSign Inc. Class A	1,443,897	113,360
*	HubSpot Inc.	555,007	100,423
	SVMK Inc.	5,360,188	94,607
	LogMeIn Inc.	1,078,864	92,750
	Power Integrations Inc.	855,526	83,559
*	New Relic Inc.	1,134,018	74,857
*	Tower Semiconductor Ltd.	3,352,578	74,360
*	Wix.com Ltd.	517,500	73,842
*	Ciena Corp.	1,728,464	70,297
	j2 Global Inc.	732,311	70,199
*	Euronet Worldwide Inc.	422,818	66,653
*	First Solar Inc.	1,315,196	65,207
	Entegris Inc.	1,252,834	64,847
	Science Applications International Corp.	710,885	62,394
*	ON Semiconductor Corp.	2,557,561	59,208
	Mimecast Ltd.	1,149,227	58,645
*	GoDaddy Inc.	845,344	56,816
*	Arrow Electronics Inc.	746,484	56,688
*	RingCentral Inc.	275,028	56,540
*	Proofpoint Inc.	459,167	56,390
	Teradyne Inc.	851,472	56,189
*	Cadence Design Systems Inc.	777,651	56,076
^	Slack Technologies Inc. Class A	2,625,000	54,416
*	Inphi Corp.	715,630	54,359
*	Manhattan Associates Inc.	610,013	52,132
*	RealPage Inc.	864,153	50,423
	Monolithic Power Systems Inc.	285,440	48,859
	MAXIMUS Inc.	665,750	47,768
*	SolarWinds Corp.	2,481,208	46,944
	Jack Henry & Associates Inc.	305,264	45,649
*	Envestnet Inc.	540,456	42,626
*	Aspen Technology Inc.	355,015	42,240
	SS&C Technologies Holdings Inc.	665,973	41,963
	FLIR Systems Inc.	812,033	41,852
*,^ Cloudera Inc.		3,977,799	40,932
	SunPower Corp.	4,632,827	39,472
	Paycom Software Inc.	123,838	39,400
	MKS Instruments Inc.	371,973	38,990
*	IPG Photonics Corp.	297,641	38,000
*	Shopify Inc.	79,540	37,039
	Belden Inc.	746,877	36,799

Microchip Technology Inc.	359,292	35,024
* Trade Desk Inc.	130,102	35,021
Nuance Communications Inc.	1,775,796	33,598
* Semtech Corp.	643,894	31,029
* Tyler Technologies Inc.	95,855	31,026
Booz Allen Hamilton Holding Corp.	395,370	30,855
* WEX Inc.	138,204	29,979
* Fair Isaac Corp.	74,116	29,823
* 2U Inc.	1,401,795	27,770
* Q2 Holdings Inc.	312,751	27,269
* FireEye Inc.	1,647,681	26,330
Cognex Corp.	507,790	25,882
Dynatrace Inc.	819,860	25,670
* Square Inc.	339,863	25,384
* Trimble Inc.	587,063	24,962
Switch Inc.	1,540,548	24,649
* Gartner Inc.	147,869	23,774
* CyberArk Software Ltd.	171,908	23,763
* Silicon Laboratories Inc.	234,892	23,092
* PTC Inc.	269,042	22,363
* ANSYS Inc.	80,683	22,134
* Guidewire Software Inc.	192,203	21,623
* PROS Holdings Inc.	353,223	21,193
* EPAM Systems Inc.	91,204	20,807
* Palo Alto Networks Inc.	86,260	20,252
* Zebra Technologies Corp.	83,216	19,890
Pluralsight Inc. Class A	1,018,919	19,757
Anaplan Inc.	327,080	18,837
National Instruments Corp.	418,724	18,688
* Qualys Inc.	203,321	17,433
* Workiva Inc.	373,758	17,002
Smartsheet Inc. Class A	345,000	16,726
* Atlassian Corp. plc Class A	111,397	16,375
* Synaptics Inc.	243,345	16,229
Jabil Inc.	400,288	15,567
CDW Corp.	116,978	15,260
Lattice Semiconductor Corp.	766,610	14,259
^ Zscaler Inc.	249,379	13,988
NCR Corp.	404,694	13,646
Sabre Corp.	625,903	13,482
^ Enphase Energy Inc.	400,396	12,620
Alteryx Inc.	89,059	12,421
* 8x8 Inc.	588,129	10,951
Teradata Corp.	414,695	10,094
Paylocity Holding Corp.	70,812	10,047
* Box Inc.	661,549	9,943
* Diodes Inc.	186,657	9,639
* Cirrus Logic Inc.	123,222	9,465
* Coupa Software Inc.	58,545	9,435
TTEC Holdings Inc.	227,935	9,054
* Unisys Corp.	917,118	8,905
* SMART Global Holdings Inc.	285,501	8,611
Everbridge Inc.	85,674	7,765
* ChannelAdvisor Corp.	815,033	7,629
CSG Systems International Inc.	149,331	7,440
* Insight Enterprises Inc.	109,491	7,212
Diebold Nixdorf Inc.	619,053	7,125

* A10 Networks Inc.	1,008,438	6,867
* SPS Commerce Inc.	93,507	5,314
Ceridian HCM Holding Inc.	67,633	4,957
Domo Inc.	182,079	4,410
^ GTT Communications Inc.	359,153	4,256
* Altair Engineering Inc.	109,844	4,059
Cerence Inc.	188,072	4,015
* ePlus Inc.	48,103	3,835
Zuora Inc. Class A	250,219	3,691
* Avid Technology Inc.	406,274	3,415
Perspecta Inc.	118,047	3,314
* Okta Inc.	24,989	3,200
^ Medallia Inc.	112,464	3,174
Hackett Group Inc.	201,447	3,113
^ Paysign Inc.	317,778	2,777
Viavi Solutions Inc.	194,342	2,740
* eGain Corp.	377,661	2,719
PagerDuty Inc.	107,938	2,517
* Virtusa Corp.	56,154	2,338
Alliance Data Systems Corp.	22,271	2,289
CDK Global Inc.	41,318	2,218
OSI Systems Inc.	22,228	1,924
Verint Systems Inc.	29,181	1,692
SailPoint Technologies Holding Inc.	64,770	1,625
* Brightcove Inc.	162,060	1,403
Digital Turbine Inc.	222,139	1,386
Broadridge Financial Solutions Inc.	11,424	1,361
Perficient Inc.	24,714	1,228
MicroStrategy Inc.	7,809	1,187
EVERTEC Inc.	33,433	1,122
* Alarm.com Holdings Inc.	24,966	1,097
Model N Inc.	32,298	1,007
ACI Worldwide Inc.	28,874	995
		4,079,873
Materials (2.8%)
Louisiana-Pacific Corp.	2,835,840	87,004
Smurfit Kappa Group plc	1,917,978	66,383
Carpenter Technology Corp.	1,395,922	55,474
* Summit Materials Inc.	2,206,151	48,469
Methanex Corp.	1,148,603	37,272
Orion Engineered Carbons SA	2,327,943	36,549
Scotts Miracle-Gro Co.	175,360	21,524
Balchem Corp.	169,035	18,259
Graphic Packaging Holding Co.	1,166,438	18,231
Element Solutions Inc.	1,325,785	15,512
Royal Gold Inc.	121,673	14,031
Avery Dennison Corp.	99,566	13,067
Sealed Air Corp.	268,087	9,517
Boise Cascade Co.	237,957	8,614
Huntsman Corp.	385,568	7,927
* Verso Corp.	343,235	5,783
HB Fuller Co.	36,927	1,706
Axalta Coating Systems Ltd.	46,600	1,343
Silgan Holdings Inc.	42,479	1,311
* AdvanSix Inc.	54,527	1,021
		468,997

Other (1.2%)
^,3 Vanguard Small-Cap ETF	1,225,514	198,901

Real Estate (3.6%)
SBA Communications Corp.	348,946	87,083
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,156,676	73,521
Life Storage Inc.	613,138	69,395
Jones Lang LaSalle Inc.	400,200	67,962
PS Business Parks Inc.	373,719	62,620
Xenia Hotels & Resorts Inc.	2,529,999	47,286
CoreSite Realty Corp.	239,330	28,109
JBG SMITH Properties	678,891	27,529
Douglas Emmett Inc.	634,806	26,344
Americold Realty Trust	583,900	20,127
National Health Investors Inc.	187,901	15,855
GEO Group Inc.	979,388	15,474
^ Tanger Factory Outlet Centers Inc.	943,668	13,806
Omega Healthcare Investors Inc.	236,835	9,935
EastGroup Properties Inc.	53,972	7,344
American Homes 4 Rent	268,051	7,326
Four Corners Property Trust Inc.	105,868	3,207
iStar Inc.	218,681	3,184
RMR Group Inc.	67,052	3,089
National Storage Affiliates Trust	83,629	2,856
Terreno Realty Corp.	45,069	2,581
Alexander's Inc.	7,471	2,411
American Finance Trust Inc.	176,468	2,289
Newmark Group Inc.	128,727	1,515
American Assets Trust Inc.	24,500	1,116
Colony Capital Inc.	194,140	907
		602,871
Utilities (0.1%)
NRG Energy Inc.	330,908	12,207
South Jersey Industries Inc.	87,255	2,688
		14,895
Total Common Stocks (Cost $12,374,799)		16,300,680

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.8%)1
Money Market Fund (4.3%)
4,5 Vanguard Market Liquidity Fund		1.730%		7,212,541	721,398

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.4%)
	Deutsche Bank Securities, Inc.
	(Dated 1/31/20,Repurchase Value
	$72,009,000 collateralized by
	Federal National Mortgage Assn.
	3.000%,1/1/34, and U.S.
	Treasury Bill 0.000%, 6/11/20,
	with a value of $73,440,000)	1.570%	2/3/20	72,000	72,000

U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	1.546%	3/26/20	9,000	8,980
6	United States Treasury Bill	1.515%	4/9/20	500	499
	United States Treasury Bill	1.543%	4/16/20	2,690	2,682
					12,161
Total Temporary Cash Investments (Cost $805,435)					805,559
Total Investments (101.7%) (Cost $13,180,234)					17,106,239
Other Assets and Liabilities-Net (-1.7%)5,6					(286,879)
Net Assets (100%)					16,819,360

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $222,779,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 3.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Collateral of $237,656,000 was received for securities on loan.
6 Securities with a value of $9,479,000 and cash of $1,557,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	3,204	258,675	(7,393)

Explorer Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified

Explorer Fund

counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,234,297	66,383	—
Temporary Cash Investments	721,398	84,161	—
Futures Contracts—Liabilities[1]	(5,740)	—	—
Total	16,949,955	150,544	—
1 Represents variation margin on the last day of the reporting period.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Cardtronics plc Class A	110,834	2,247	21,302	691	33,430	—	—	125,900
Endologix Inc.	2,587	—	—	—	(1,531)	—	—	1,056
Houghton Mifflin
Harcourt Co.	45,222	1,255	—	—	(6,739)	—	—	39,738
Vanguard Market
Liquidity Fund	786,814	NA1	NA1	21	66	2,225	—	721,398
Vanguard Small-Cap
ETF	147,939	245,185	199,843	4,344	1,276	815	—	198,901
Total	1,093,396			5,056	26,502	3,040	—	1,086,993

Explorer Fund

1 Not applicable—purchases and sales are for temporary cash investment purposes.